Share-based Compensation - Narrative (Details) - Vencore $ in Millions	3 Months Ended		12 Months Ended
	Mar. 30, 2018 USD ($) plan	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 0.3	$ 0.2	$ 3.6	$ (0.2)	$ 4.0
Share based compensation liability	10.5		10.2	6.6
Fair value of share-based compensation	$ 10.5		$ 13.6	$ 8.2
Phantom Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage				20.00%
Vesting period				5 years
Class B and Class B-1 | Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of compensation plans | plan	2
Percentage of aggregate Membership Interests authorized for issuance	7.40%
Award vesting rights, percentage	20.00%
Aggregate outstanding grants as a percentage of Membership Interest			5.55%	5.55%
Percentage of membership interests that are nonvested	28.00%		29.00%	25.00%	46.00%
Class A Membership
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual rate of return on investment for Class A membership interest	8.00%
Class B Membership | Phantom Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate outstanding grants as a percentage of Membership Interest			1.85%	0.62%